Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	$ 12,612	$ 5,673
Short term deposits	10,024	30,034
Marketable securities	67,964
Restricted cash	178	168
Cash held with respect to CVR Agreement	793	1,171
Total financial assets	91,571	37,046
Level 1 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents	12,612	5,673
Short term deposits	10,024	30,034
Marketable securities	67,964
Restricted cash	178	168
Cash held with respect to CVR Agreement	793	1,171
Total financial assets	91,571	37,046
Level 2 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Cash held with respect to CVR Agreement
Total financial assets
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Cash held with respect to CVR Agreement
Total financial assets